Financial Risk Management - Summary of Changes in Loss Allowance for Debt Investments (Detail) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		₩ 7,488,373
Reclassified as assets held for sale	[1]		₩ (2,516)
Ending balance		7,975,070	7,488,373
Debt Investments [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		67,585
Remeasurement of loss allowance, net		3,282
Transfer to lifetime ECL – not credit impaired		0
Transfer to lifetime ECL – credit impaired		0
Amounts written off		(30,685)
Recovery of amounts written off		633
Reclassified as assets held for sale		(502)
Ending balance		40,313	67,585
Debt Investments [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		3,343
Remeasurement of loss allowance, net		2,249
Transfer to lifetime ECL – not credit impaired		(3,330)
Transfer to lifetime ECL – credit impaired		0
Amounts written off		0
Recovery of amounts written off		0
Reclassified as assets held for sale		0
Ending balance		2,262	3,343
Debt Investments [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		4,004
Remeasurement of loss allowance, net		227
Transfer to lifetime ECL – not credit impaired		3,330
Transfer to lifetime ECL – credit impaired		(4,231)
Amounts written off		0
Recovery of amounts written off		0
Reclassified as assets held for sale		0
Ending balance		3,330	4,004
Debt Investments [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		60,238
Remeasurement of loss allowance, net		806
Transfer to lifetime ECL – not credit impaired		0
Transfer to lifetime ECL – credit impaired		4,231
Amounts written off		(30,685)
Recovery of amounts written off		633
Reclassified as assets held for sale		(502)
Ending balance		₩ 34,721	₩ 60,238

[1]	The Group decided to dispose of the shares of NATE Communications Corporation (formerly, SK Communications Co., Ltd.) and SK m&service Co., Ltd., the consolidated subsidiaries, and reclassified the goodwill amounting to ₩2,516 million of SK m&service Co., Ltd. as assets held for sale.